OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease income	$ 274,924	$ 291,806
Variable lease income	1,665	2,148
Total operating lease income	$ 276,589	$ 293,954